Cost of Revenues (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of cost of revenues [Abstract]
Schedule of Composition of Cost of Revenues
	Year ended December 31,
	2016	2017	2018
	NIS millions	NIS millions	NIS millions
According to source of income:
Cost of revenues from equipment	674	645	642
Cost of revenues from services	2,028	2,035	2,019
	2,702	2,680	2,661
According to its components:
Cost of revenues from equipment	674	645	642

Rent and related expenses	321	281	271
Salaries and related expenses	241	224	217
Fees to communications operators	732	767	783
Cost of content and value added services	168	212	223
Depreciation and amortization	396	412	390
Royalties and fees	93	86	84
Other	77	53	51
Total cost of revenues from services	2,028	2,035	2,019
	2,702	2,680	2,661